LEASES - Schedule of Operating Assets and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating right-of-use assets	$ 11,287	$ 10,581
Operating lease liabilities, current	2,262	1,885
Operating lease liabilities long-term	9,160	8,732
Total operating lease liabilities	$ 11,422	$ 10,617
Weighted average remaining lease term (years)	7 years	8 years
Weighted average discount rate	2.61%	3.27%